4. Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table sets forth the components of the Company’s prepaid expenses and other current assets at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Prepaid rent	$18,679	$17,863
Vendor advances	6,085	6,221
Prepaid service agreements	101,886	172,602
Employee advance and other payroll related items	74,773	56,356
Other prepaid expenses and current assets	184,742	76,086
Total	$386,165	$329,128

Prepaid expenses and other assets represent advances or prepayments made in the normal course and in which the economic benefit is expected to be realized within twelve months.